SA AB Small and Mid Cap Value Portfolio Investment Strategy - SA AB Small and Mid Cap Value Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued. The subadviser uses proprietary quantitative research tools that balance valuation against quality factors and fundamental research insights to identify the most attractive stocks in the small- and mid-capitalization universe. It then performs rigorous fundamental company and industry research to determine the long term earnings power of those companies. Once a stock’s expected return has been established from these quantitative and fundamental perspectives, its risk penalty or benefit is assessed and the portfolio is constructed with those companies with the most attractive risk adjusted returns. The Portfolio may invest in convertible securities (up to 20% of net assets), rights and warrants (up to 10% of net assets) and foreign securities (up to 15% of net assets).